Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Income Taxes [Abstract]
Schedule of current and deferred income tax expense (recovery)
	Year ended December 31,
	2022	2021
Current tax (recovery) expense:
Current year	(9,030)	12,358
Prior year	68	(693)
	(8,962)	11,665

Deferred tax (recovery) expense:
Current year	(8,446)	8,665
Prior year	(4)	177
	(8,450)	8,842
	(17,412)	20,507

Schedule of effective tax rate
	Year ended December 31,
	2022		2021
Income tax recovery at statutory rate of 26.5%	(67,962)	26.5%	11,299	26.5%
Increase (decrease) in taxes resulting from:
Foreign tax rate differential	1,070	(0.4)%	383	0.9%
Prior year	64	—%	(516)	(1.2)%
Non-deductible expenses and other	(92)	—%	12,996	30.5%
Deferred tax asset not recognized	49,508	(19.3)%	(3,655)	(8.6)%
	(17,412)	6.8%	20,507	48.1%

Schedule of deferred tax asset
	Operating losses carried forward	Lease liability	Asset Retirement provision	Financing fees	PPE	Reserves and other	Total
As of January 1, 2021	663	2,905	55	214	—	—	3,837
Credited (charged) to statements of profit or loss	(4,318)	236	29	(750)	478	1,288	(3,037)
Credited to statements of equity	—	—	—	4,287	—	—	4,287
Deferred tax asset recognized in the statements of profit or loss	3,655	—	—	—	—	—	3,655
As of December 31, 2021	—	3,141	84	3,751	478	1,288	8,742
Credited to statements of profit or loss	43,713	1,020	42	144	15,855	11,335	72,109
Deferred tax asset derecognized in the statements of profit or loss	(43,713)	—	—	—	(5,795)	—	(49,508)
Deferred tax asset derecognized in the statements of equity	—	—	—	(3,895)	—	—	(3,895)
As of December 31, 2022	—	4,161	126	—	10,538	12,623	27,448

Schedule of deferred tax liability
	PPE	ROU Asset	Total
As of January 1, 2021	902	2,935	3,837
Charged to statements of profit or loss	8,385	1,075	9,460
As of December 31, 2021	9,287	4,010	13,297
Charged to statements of profit or loss	12,231	1,920	14,151
As of December 31, 2022	21,518	5,930	27,448